NET INCOME PER LIMITED PARTNER UNIT (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Basic and Diluted Net Income Per Limited Partner Unit
We determined basic and diluted net income per limited partner unit as follows:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
	(in millions, except per unit amounts)
Continuing operations:
Net income	$207	$196	$566	$607
Noncontrolling interests	(103)	(103)	(293)	(281)
Series 1 Preferred unit distributions	—	—	—	(29)
Accretion of discount on Series 1 Preferred units	—	—	—	(8)
Net income - continuing operations	104	93	273	289
Distributions:
Incentive distributions to Class F units	(4)	(4)	(11)	(12)
Distributed earnings attributed to our General Partner	(3)	(3)	(10)	(9)
Distributed earnings attributed to Class E units	(6)	(6)	(19)	(19)
Total distributed earnings to our General Partner, Class E and Class F units	(13)	(13)	(40)	(40)
Total distributed earnings attributed to our common units and i-units	(152)	(148)	(451)	(441)
Total distributed earnings	(165)	(161)	(491)	(481)
Overdistributed earnings	$(61)	$(68)	$(218)	$(192)

Discontinued operations:
Net loss	$—	$—	$—	$(57)
Noncontrolling interest	—	—	—	19
Net loss - discontinued operations	$—	$—	$—	$(38)
Weighted average common units and i-units outstanding	431	421	428	392

Basic and diluted earnings per unit:
Distributed earnings per common unit and i-unit - continuing operations(1)	$0.35	$0.35	$1.05	$1.13
Overdistributed earnings per common unit and i-unit(2)	(0.14)	(0.16)	(0.50)	(0.48)
Net income per common unit and i-unit (basic and diluted) - continuing operations(3)	0.21	0.19	0.55	0.65
Net loss per common unit and i-unit (basic and diluted) - discontinued operations(3)	—	—	—	(0.10)
Net income per common unit and i-unit (basic and diluted)	$0.21	$0.19	$0.55	$0.55
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(1)	Represents the total distributed earnings to common units and i-units divided by the weighted average number of common units and i-units outstanding for the period.

(2)
Represents the common units’ and i-units’ share (98%) of distributions in excess of earnings divided by the weighted average number of common units and i-units outstanding for the period and overdistributed earnings allocated to the common units and i-units based on the distribution waterfall that is outlined in our partnership agreement.

(3)
For the three and nine months ended September 30, 2018, 18.1 million anti-dilutive Class E units were excluded from the if-converted method of calculating diluted earnings per share. For the three months ended September 30, 2017, 18.1 million anti-dilutive Class E units were excluded from the if-converted method of calculating diluted earnings per share. For the nine months ended September 30, 2017, 43.2 million anti-dilutive Preferred units and 18.1 million anti-dilutive Class E units were excluded from the if-converted method of calculating diluted earnings per unit and 66.1 million of Class D units were excluded from the if-converted method of calculating diluted earnings per unit as the General Partner irrevocably waived all of its rights associated with the Class D units effective April 27, 2017.